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September 28, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

         Re:      Allstate Financial Advisors Separate Account I ("Registrant")
                  Allstate Life Insurance Company ("Depositor")
                  Post-Effective Amendment No. 1 to Form N-4 Registration Statement
                  (File Nos. 333-141909 and 811-09327; CIK No.  0001085612)

Commissioners:

On behalf of the above-named Registrant, filed herewith is one electronically formatted copy of the above-referenced Post-Effective Amendment No. 1 ("Amendment") to the Registration Statement ("Registration
Statement"), filed pursuant to Rule 485(a) under the Securities Act of 1933 ("Securities Act").  The Amendment
also constitutes amendment no. 79 to the Registration Statement under the Investment Company Act.

Registrant is filing the Registration Statement for the purpose of filing a supplement to the Prospectus.  The supplement (1) replaces disclosure regarding TrueIncome-Highest Daily to reflect enhancements to that program;
(2) revises disclosure relating to the election of an Annuity Date; and (3) adds a new Sub-account.  Registrant represents that the Amendment effects no other material changes to the Registration Statement.  The Amendment does not otherwise delete or amend the Registration Statement, except as specifically noted therein.

All financial statements, exhibits, and other required disclosure not included in this Amendment will be included in Post-Effective Amendment No. 2 to the Registration Statement, to be filed pursuant to Rule 485(b) under the
Securities Act in order to respond to Staff comments.

We appreciate your review of the Registration Statement. If you have any questions, please do not hesitate to call me at 847/402-9237.  Thank you.

Very truly yours,

/s/ ANGELA M. BANDI
----------------------------
Angela M. Bandi

Enclosure

cc:      Thomas S. Clark, Esq.
         Prudential Financial